Fair Value Measurements (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$ 41	$ 56
Foreign exchange forward contracts designated as hedging instruments	754	793
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(252)	(1,098)
Foreign exchange forward contracts designated as hedging instruments	(140)	(1,584)
Contingent consideration
Foreign exchange forward contracts fair value	403	(1,833)
Fair Value, Inputs, Level 3 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Contingent consideration	40,234	37,400
Foreign exchange forward contracts fair value	$ 40,234	$ 37,400